Vessels, net (Details Narrative) - USD ($) $ in Thousands						1 Months Ended		12 Months Ended
	Jun. 28, 2024	Feb. 15, 2024	Dec. 15, 2023	Sep. 14, 2023	Mar. 23, 2023	Jan. 31, 2024	May 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Impairment Charges								$ 0	$ 0	$ 0
Additions amount						$ 27
Outstanding balance BWTS installation									43
Proceeds from sale of property									64,213	8,509
Proceeds from long term debt								31,000	34,500
Proceeds from sale of property								44,969	28,500	2,995
Cash								21,243	34,539	$ 7,563
Restricted common shares							272,766,000
Share issuance							$ 3,000
Ballast Water Treatment System Installation [Member]
Property, Plant and Equipment [Line Items]
Additions amount									890
Proceeds from sale of property		$ 26,625
cash		$ 14,500
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Additions amount								$ 24	77
Additions amount									$ 813
Pyxis Malou [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of property					$ 24,800
Proceeds from repayment of debt					18,900
Gain (Loss) from the sale of vessels					$ 8,000
Konhar Ormi [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of property				$ 28,500
Proceeds from long term debt				$ 19,000
Pyxis Epsilon [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of property			$ 40,750
Proceeds from repayment of debt			26,800
Gain (Loss) from the sale of vessels			$ 17,108
Konkar Venture [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of property	$ 30,000
cash	12,000
Secured bank debt	16,500
Cash	$ 7,300
Restricted common shares	267,857
Deemed dividends	$ 8,875
Financing activities	7,493
Share issuance	$ 1,382